COMMITMENTS AND CONTINGENCIES (Details)						12 Months Ended
	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 28, 2023	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed				$ 261,000	¥ 1,872,419
Number of days for claim amount under litigation settlement			10 days
Partial payment	$ 126,000	¥ 907,662
Percentage of allowance for credit loss						100.00%	100.00%
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed				$ 261,000	¥ 1,872,419